COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total lease liability	$ 269,054	$ 269,054
Reduction of lease liability	(128,412)	(55,034)
Total	140,642	214,020
Less short term portion as of December 31, 2020	(73,378)	(73,378)
Long term portion as of December 31, 2020	$ 67,264	$ 140,642